CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Issued Capital	Shares to be Issued	Warrant Reserves	Contributed Surplus	Equity Component of Convertible Debentures	Deficit	Share Subscriptions Receivable
Balance, shares at Dec. 31, 2017		48,337,225
Balance, amount at Dec. 31, 2017	$ (4,806,862)	$ 550,744	$ 0	$ 0	$ 0	$ 222,417	$ (5,580,023)
Statement [Line Items]
Shares issued - Transaction consideration, shares		2,544,075
Shares issued - Transaction consideration, amount	614,415	$ 614,415	0	0	0	0	0
Shares issued for cash, shares		8,756,376
Shares issued for cash, amount	2,172,575	$ 2,092,295	0	80,280	0	0	0
Shares issued for conversion of debentures, shares		11,796,046
Shares issued for conversion of debentures, amount	787,946	$ 1,010,363	0	0	0	(222,417)	0
Shares issued on conversion of notes payable, shares		785,949
Shares issued on conversion of notes payable, amount	157,079	$ 157,079	0	0	0	0	0
Shares issued to former CEO, shares		2,000,000
Shares issued to former CEO, amount	477,180	$ 477,180	0	0	0	0	0
Shares issued for restructuring, shares		1,204,851
Shares issued for restructuring, amount	216,873	$ 216,873	0	0	0	0	0
Shares issued for services, shares		2,423,076
Shares issued for services, amount	282,075	$ 282,075	0	0	0	0	0
Share-based payments	892,417	0	0	0	892,417	0	0
Net loss and comprehensive loss for the year	(3,789,918)	$ 0	0	0	0	0	(3,789,918)
Shares issued on private placement, net, amount	2,092,295
Vesting of escrow shares	0
Balance, shares at Dec. 31, 2018		77,847,598
Balance, amount at Dec. 31, 2018	(2,996,220)	$ 5,401,024	0	80,280	892,417	0	(9,369,941)
Statement [Line Items]
Shares issued for conversion of debentures, shares		3,991,524
Shares issued for conversion of debentures, amount	55,997	$ 55,997	0	0	0	0	0
Shares issued for services, shares		1,500,000
Shares issued for services, amount	257,041	$ 257,041	0	0	0	0	0
Share-based payments	608,944	0	0	0	608,944	0	0
Net loss and comprehensive loss for the year	(4,301,663)	0	0	0	0	0	(4,301,663)
Adjustment on application of IFRS 16	(9,951)	$ 0	0	0		0	(9,951)
Adjusted balance, shares		77,847,598
Adjusted balance, amount	(3,006,171)	$ 5,401,024	0	80,280	892,417	0	(9,379,892)
Shares issued for Sun Valley acquisition, shares		22,409,425
Shares issued for Sun Valley acquisition, amount	2,143,566	$ 2,143,566	0	0	0	0	0
Shares issued on private placement, net, shares		24,452,500
Shares issued on private placement, net, amount	1,876,938	$ 52,487	0	66,405	0	0	0
Shares issued for conversion of notes payable, shares		2,500,000
Shares issued for conversion of notes payable, amount	7,254	$ 7,254	0	0	0	0	0
Shares issued for compensation, shares		7,400,000
Shares issued for compensation, amount	304,721	$ 304,721	0	0	0	0	0
Shares for debt settlement, shares		1,686,861
Shares for debt settlement, amount	208,153	$ 208,153	0	0	0	0	0
Shares cancelled, shares		(4,657,553)
Shares cancelled, amount	0	$ (669,236)	0	0	0	0	669,236
Shares cancelled and to be reissued	0	$ (15,239)	15,239		0	0
Shares issued for exercise of warrants, shares		431,075
Shares issued for exercise of warrants, amount	61,287	$ 61,287	0	0	0	0	0
Shares issued to agents, shares		136,000
Shares issued to agents, amount	20,255	$ 20,255	0	0	0	0	0
Shares to be issued for note payable	6,811	$ 0	6,811	0	0	0	0
Vesting of escrow shares	0
Balance, shares at Dec. 31, 2019		137,694,430
Balance, amount at Dec. 31, 2019	(3,514,913)	$ 7,827,310	22,050	146,685	1,501,361	0	(13,012,319)	$ 0
Statement [Line Items]
Shares issued to former CEO, shares		651,875
Shares issued to former CEO, amount	0	$ 15,239	(15,239)	0	0		0	0
Shares issued for services, shares		9,500,000
Shares issued for services, amount	547,641	$ 487,354	60,287	0	0		0	0
Share-based payments	323,799	0	0	0	323,799		0	0
Net loss and comprehensive loss for the year	(17,066,311)	$ 0	0	0	0		(17,066,311)	0
Shares issued on private placement, net, shares		55,309,465
Shares issued on private placement, net, amount	1,879,632	$ 921,138	0	49,782	0		0	0
Shares issued on debt settlement, shares		5,841,586
Shares issued on debt settlement, amount	219,150	$ 219,150	0	0	0		0	0
Vesting of escrow shares	193,025	$ 193,025	0	0	0		0	0
Shares issued on conversion of debentures, shares		11,659,984
Shares issued on conversion of debentures, amount	621,353	$ 621,353	0	0	0		0	0
Obligation to issue shares, shares		150,000
Obligation to issue shares, amount	0	$ 6,811	(6,811)	0	0		0	0
Exercise of Options, shares		7,583,333
Exercise of Options, amount	58,662	$ 840,499	0	0	(36,306)		0	(745,531)
Exercise of Warrants, shares		50,290,026
Exercise of Warrants, amount	10,654,213	$ 10,689,762	0	(35,549)	0		0	0
Lawrence Park & Atkinson acquisition, shares		5,128,204
Lawrence Park & Atkinson acquisition, amount	1,492,035	$ 1,147,925	0	0	344,110		0	0
Kai Medical acquisition	10,025	0	0	0	10,025		0	0
Share issue costs	0	0	0	0	0		0	0
Reclassification of expired warrants	0	$ 0	0	(80,280)	80,280		0	0
Balance, shares at Dec. 31, 2020		283,811,903
Balance, amount at Dec. 31, 2020	$ (5,490,401)	$ 22,969,566	$ 60,287	$ 80,638	$ 2,223,269	$ 0	$ (30,078,630)	$ (745,531)